UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D
                              ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                      THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         March 28, 2006 to April 25, 2006


Commission File Number of issuing entity: 333-121990-06


                J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-121990


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
             (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
              (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                       56-2566469, 56-2566470, 56-2566471
                          ----------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                           ---------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


                  Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On April 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on April 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                               By:     /s/ William C. Buell
                                       ------------------------------------
                                       William C. Buell
                                       Vice President

                               Date:   May 3, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1 relating to the April 25, 2006 distribution.


                                     EX-99.1
                 JP Morgan Mortgage Acquisition Corp, 2006-FRE1
                               April 25, 2006


                               Table of Contents
Distribution Report                                                           3
Factor Report                                                                 4
Principal Funds Remitance Report                                              5
Interest Funds Remitance Report                                               5
Prepayment Penalties Report                                                   6
Prepayment Penalties Historical 12 Month Trend                                6
Collateral Pool Detail                                                        7
Advance Reporting                                                             7
Pooled Weighted Average Remaining Terms and Net Mortgage Rates                7
Delinquent Mortgage Loans                                                     8
Delinquesncy Trend Group                                                      9
Bankruptcies                                                                 10
Foreclosures                                                                 11
REO Properties                                                               12
REO Property Scheduled Balance                                               13
Principal Payoffs by Group occured in this Distribution                      13
Realized Loss group Report                                                   14


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Patrick B. Okas
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 NYP, 6th Floor,
                            New York, New York 10004
                    Tel: (212) 623-4469 / Fax: (212) 623-5858

-----------------------------------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             PRINCIPAL                                                    REALIZED   DEFERRED      PRINCIPAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST          TOTAL     LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  A1       279,696,000.00     265,672,651.80    9,517,538.35   1,080,370.90    10,597,909.25    0.00      0.00      256,155,113.45
  A2       203,526,000.00     174,605,093.06   13,586,382.06     687,535.54    14,273,917.60    0.00      0.00      161,018,711.00
  A3       248,661,000.00     248,661,000.00            0.00   1,003,179.77     1,003,179.77    0.00      0.00      248,661,000.00
  A4        25,395,000.00      25,395,000.00            0.00     104,497.44       104,497.44    0.00      0.00       25,395,000.00
  M1        40,496,000.00      40,496,000.00            0.00     169,898.46       169,898.46    0.00      0.00       40,496,000.00
  M2        36,953,000.00      36,953,000.00            0.00     155,927.05       155,927.05    0.00      0.00       36,953,000.00
  M3        22,273,000.00      22,273,000.00            0.00      94,162.68        94,162.68    0.00      0.00       22,273,000.00
  M4        20,248,000.00      20,248,000.00            0.00      87,069.65        87,069.65    0.00      0.00       20,248,000.00
  M5        17,717,000.00      17,717,000.00            0.00      76,756.82        76,756.82    0.00      0.00       17,717,000.00
  M6        16,198,000.00      16,198,000.00            0.00      71,611.25        71,611.25    0.00      0.00       16,198,000.00
  M7        15,692,000.00      15,692,000.00            0.00      76,705.88        76,705.88    0.00      0.00       15,692,000.00
  M8        14,174,000.00      14,174,000.00            0.00      71,569.16        71,569.16    0.00      0.00       14,174,000.00
  M9        11,136,000.00      11,136,000.00            0.00      64,302.90        64,302.90    0.00      0.00       11,136,000.00
  M10       12,149,000.00      12,149,000.00            0.00      71,620.30        71,620.30    0.00      0.00       12,149,000.00
  M11       10,630,000.00      10,630,000.00            0.00      62,665.55        62,665.55    0.00      0.00       10,630,000.00
  P                100.00             100.00            0.00     243,958.12       243,958.12    0.00      0.00              100.00
  R                  0.00               0.00            0.00           0.00             0.00    0.00      0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS     974,944,100.00     931,999,844.86   23,103,920.41   4,121,831.47    27,225,751.88    0.00      0.00      908,895,924.45
-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             NOTIONAL                                                     REALIZED   DEFERRED      NOTIONAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST          TOTAL     LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
  C      1,011,827,945.46     969,437,478.84            0.00   2,024,386.65     2,024,386.65    0.00      0.00      946,333,558.44
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                        FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST              TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
  A1       46626LFX3       949.86217822    34.02815325          3.86266125          37.89081449        915.83402498      5.048130%
  A2       46626LFK1       857.90067638    66.75501931          3.37812142          70.13314073        791.14565707      4.888130%
  A3       46626LFL9     1,000.00000000     0.00000000          4.03432694           4.03432694      1,000.00000000      5.008130%
  A4       46626LFM7     1,000.00000000     0.00000000          4.11488246           4.11488246      1,000.00000000      5.108130%
  M1       46626LFN5     1,000.00000000     0.00000000          4.19543807           4.19543807      1,000.00000000      5.208130%
  M2       46626LFP0     1,000.00000000     0.00000000          4.21960463           4.21960463      1,000.00000000      5.238130%
  M3       46626LFQ8     1,000.00000000     0.00000000          4.22766040           4.22766040      1,000.00000000      5.248130%
  M4       46626LFR6     1,000.00000000     0.00000000          4.30016051           4.30016051      1,000.00000000      5.338130%
  M5       46626LFS4     1,000.00000000     0.00000000          4.33238246           4.33238246      1,000.00000000      5.378130%
  M6       46626LFT2     1,000.00000000     0.00000000          4.42099333           4.42099333      1,000.00000000      5.488130%
  M7       46626LFU9     1,000.00000000     0.00000000          4.88821565           4.88821565      1,000.00000000      6.068130%
  M8       46626LFV7     1,000.00000000     0.00000000          5.04932694           5.04932694      1,000.00000000      6.268130%
  M9       46626LFW5     1,000.00000000     0.00000000          5.77432651           5.77432651      1,000.00000000      7.168130%
  M10      46626LFY1     1,000.00000000     0.00000000          5.89516010           5.89516010      1,000.00000000      7.318130%
  M11      46626LFZ8     1,000.00000000     0.00000000          5.89515993           5.89515993      1,000.00000000      7.318130%
  P           N/A        1,000.00000000     0.00000000  2,439,581.20000000   2,439,581.20000000      1,000.00000000      0.000000%
TOTALS                     955.95208470    23.69768729          4.22776185          27.92544914        932.25439741
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          NOTIONAL         PRINCIPAL           INTEREST              TOTAL           NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
   C          N/A          958.10506439     0.00000000          2.00072222           2.00072222        935.27122144      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Principal Funds Remitance Report
                                                  Group 1                  Group 2                   Total
Scheduled Principal Payments                   234,104.43               368,740.31              602,844.74
Principal Prepayments                        9,267,608.25            13,183,392.45           22,451,000.70
Curtailments                                    15,761.67                34,173.40               49,935.07
Cutailment Interest Adjustments                     64.00                    75.90                  139.90
Repurchased Principal Amounts                        0.00                     0.00                    0.00
Substitution Principal Amounts                       0.00                     0.00                    0.00
Net Liquidation Proceeds                             0.00                     0.00                    0.00
Other Principal Adjustments                          0.00                     0.00                    0.00
Non Recoverable Prin Advances                        0.00                     0.00                    0.00
Total Principal Remitance Amount             9,517,538.35            13,586,382.06           23,103,920.41



Interest Funds Remitance Report
                                                  Group 1                  Group 2                   Total
Scheduled Gross Interest                     2,285,828.78             3,862,916.74            6,148,745.52
Servicing Fees                                 150,005.57               253,564.33              403,569.90
Trustee Fees                                       899.99                 1,523.55                2,423.54
Custodian Fees                                     600.02                 1,015.71                1,615.73
Trust Oversight Manager Fees                     4,500.17                 7,617.80               12,117.97
Non Recoverable Interest Advances                    0.00                     0.00                    0.00
Interest Adjust From Prior Periods                   0.00                     0.00                    0.00
Total Interest Remitance Amount              2,129,823.03             3,599,195.35            5,729,018.38




Prepayment Penalties Report
               Number of Loans Prepaid with      Balance of Loans Prepaid with        Amount of Prepayment
               Respect to which Prepayment       Respect to which Prepayment          Penalties Collected
               Penalties were Collected          Penalties were Collected
Group 1                   15                            2,921,065.99                        81,376.12
Group 2                   24                            5,264,620.12                       162,582.00
Total                     39                            8,185,686.11                       243,958.12

Collateral Pool Detail
               Beginning Number           Ending Number              Beginnning Aggregate        Ending Aggregate
               of Loans Outstanding       of Loans Outstanding       Loan Balance                Loan Balance
Group 1                2,021                    1,969                   360,013,350.98            350,495,812.64
Group 2                2,771                    2,709                   609,424,127.86            595,837,745.80
Total                  4,792                    4,678                   969,437,478.84            946,333,558.44


Advance Reporting
               Current              Aggregate
               Advances             Advances
Group 1          0.00                 0.00
Group 2          0.00                 0.00
Total            0.00                 0.00


Pooled Weighted Average Remaining Terms and Net Mortgage Rates
               Weighted Average     Weighted Average
               Remaining Term       Net Mortgage
               to Maturity          Rate
Group 1          354.00                 7.09915%
Group 2          353.00                 7.08707%
Total            353.37                 7.09156%


Delinquent Mortgage Loans
Group 1
         Category               Number        Principal Balance        Percentage
         1 Month                 421            73,003,161.40            20.83%
         2 Month                   0                     0.00             0.00%
         3 Month                  28             4,666,888.89             1.33%
         Total                   449            77,670,050.29            22.16%


Delinquent Mortgage Loans
Group 2
         Category               Number        Principal Balance        Percentage
         1 Month                 627           137,636,072.49            23.10%
         2 Month                   0                     0.00             0.00%
         3 Month                  45            12,017,079.50             2.02%
         Total                   672           149,653,151.99            25.12%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
         Group                  Number
         Number                 of Loans      Principal Balance        Percentage
            1                      2               651,775.95             0.19%
            2                      5               822,107.60             0.14%
         Total                     7             1,473,883.55             0.16%

         Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                       2
Principal Balance of Bankruptcy Loans that are Current                                                                   651,775.95
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                            0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                              0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                             0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                          0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                            0.00
Total Number of Bankruptcy Loans                                                                                                  2
Total Principal Balance of Bankruptcy Loans                                                                              651,775.95

         Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                       2
Principal Balance of Bankruptcy Loans that are Current                                                                   162,794.31
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                            1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                        397,979.71
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                             0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                          2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                      261,333.58
Total Number of Bankruptcy Loans                                                                                                  5
Total Principal Balance of Bankruptcy Loans                                                                              822,107.60

Foreclosures
         Group                  Number
         Number                 of Loans      Principal Balance        Percentage
            1                      0                     0.00             0.00%
            2                      0                     0.00             0.00%
         Total                     0                     0.00             0.00%

         Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                      0
Principal Balance of Foreclosure Loans that are Current                                                                        0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                             0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                          0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                            0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                         0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                           0.00
Total Number of Foreclosure Loans                                                                                                 0
Total Principal Balance of Foreclosure Loans                                                                                   0.00

         Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                      0
Principal Balance of Foreclosure Loans that are Current                                                                        0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                             0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                          0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                            0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                         0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                           0.00
Total Number of Foreclosure Loans                                                                                                 0
Total Principal Balance of Foreclosure Loans                                                                                   0.00


REO Properties
         Group                  Number
         Number                 of Loans      Principal Balance        Percentage
            1                      0                     0.00             0.00%
            2                      0                     0.00             0.00%
         Total                     0                     0.00             0.00%

         Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                              0
Principal Balance of REO Loans that are Current                                                                                0.00
Number of REO Loans that are 1 Month Delinquent                                                                                   0
Principal Balance of REO Loans that are 1 Month Delinquent                                                                     0.00
Number of REO Loans that are 2 Months Delinquent                                                                                  0
Principal Balance of REO Loans that are 2 Months Delinquent                                                                    0.00
Number of REO Loans that are 3+ Months Delinquent                                                                                 0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                                   0.00
Total Number of REO Loans                                                                                                         0
Total Principal Balance of REO Loans                                                                                           0.00

         Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                              0
Principal Balance of REO Loans that are Current                                                                                0.00
Number of REO Loans that are 1 Month Delinquent                                                                                   0
Principal Balance of REO Loans that are 1 Month Delinquent                                                                     0.00
Number of REO Loans that are 2 Months Delinquent                                                                                  0
Principal Balance of REO Loans that are 2 Months Delinquent                                                                    0.00
Number of REO Loans that are 3+ Months Delinquent                                                                                 0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                                   0.00
Total Number of REO Loans                                                                                                         0
Total Principal Balance of REO Loans                                                                                           0.00



REO Property Scheduled Balance
         Group                  Loan                                   Schedule
         Number                 Number        REO Date                 Principal
                                                                       Balance
                                                                          0.00
         Total                                                            0.00


Principal Payoffs by Group occured in this Distribution
         Group                  Number
         Number                 of Loans      Principal Balance        Percentage
            1                      0             9,267,608.25             2.64%
            2                      0            13,183,392.45             2.21%
         Total                     0            22,451,000.70             2.37%



Realized Loss Group Report
         Group                  Current                                                 Balance of                Net Liquidation
         Number                 Loss          Cumulative Loss      Ending Balance       Liquidated Loans          Proceeds
            1                    0.00              0.00            350,495,812.64            0.00                     0.00
            2                    0.00              0.00            595,837,745.80            0.00                     0.00
         TOTAL                   0.00              0.00            946,333,558.44            0.00                     0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                                 0.00
         Group 1                                                                                                               0.00
         Group 2                                                                                                               0.00

Cumulative Realized Losses - Reduced by Recoveries                                                                             0.00
         Group 1                                                                                                               0.00
         Group 2                                                                                                               0.00

Current Applied Losses                                                                                                         0.00
Cumulative Applied Losses                                                                                                      0.00


Trigger Event                                                                                                                    NO
         TEST I - Trigger Event Occurrence                                                                                       NO
         (Is Delinquency Percentage > 31.75% of of Senior Enhancement Percetage ?)
         Delinquency Percentage                                                                                            1.79063%
         31.75% of of Senior Enhancement Percetage                                                                         8.55886%
         OR
         TEST II - Trigger Event Occurrence                                                                                      NO
         (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
         Cumulative Realized Losses as % of Original Loan Bal                                                              0.00000%
         Required Cumulative Loss %                                                                                        0.00000%


O/C Reporting
         Targeted Overcollateralization Amount                                                                        37,437,633.98
         Ending Overcollateralization Amount                                                                          37,437,633.99
         Ending Overcollateralization Deficiency                                                                               0.00
         Overcollateralization Release Amount                                                                                  0.00
         Monthly Excess Interest                                                                                       1,851,145.01
         Payment to Class C                                                                                            2,024,386.65

Certificate Interest Shortfall Detail:

         Interest Carryforward Amount Occured This Period                                                                      0.00
                  Class A-1                                                                                                    0.00
                  Class A-2                                                                                                    0.00
                  Class A-3                                                                                                    0.00
                  Class A-4                                                                                                    0.00
                  Class M-1                                                                                                    0.00
                  Class M-2                                                                                                    0.00
                  Class M-3                                                                                                    0.00
                  Class M-4                                                                                                    0.00
                  Class M-5                                                                                                    0.00
                  Class M-6                                                                                                    0.00
                  Class M-7                                                                                                    0.00
                  Class M-8                                                                                                    0.00
                  Class M-9                                                                                                    0.00
                  Class M-10                                                                                                   0.00
                  Class M-11                                                                                                   0.00

         Interest Carryforward Amount Paid This Period                                                                         0.00
                  Class A-1                                                                                                    0.00
                  Class A-3                                                                                                    0.00
                  Class A-2                                                                                                    0.00
                  Class A-4                                                                                                    0.00
                  Class M-1                                                                                                    0.00
                  Class M-2                                                                                                    0.00
                  Class M-3                                                                                                    0.00
                  Class M-4                                                                                                    0.00
                  Class M-5                                                                                                    0.00
                  Class M-6                                                                                                    0.00
                  Class M-7                                                                                                    0.00
                  Class M-8                                                                                                    0.00
                  Class M-9                                                                                                    0.00
                  Class M-10                                                                                                   0.00
                  Class M-11                                                                                                   0.00

         Remaining Interest Carryforward Amount
                  Class A-1                                                                                                    0.00
                  Class A-2                                                                                                    0.00
                  Class A-3                                                                                                    0.00
                  Class A-4                                                                                                    0.00
                  Class M-1                                                                                                    0.00
                  Class M-2                                                                                                    0.00
                  Class M-3                                                                                                    0.00
                  Class M-4                                                                                                    0.00
                  Class M-5                                                                                                    0.00
                  Class M-6                                                                                                    0.00
                  Class M-7                                                                                                    0.00
                  Class M-8                                                                                                    0.00
                  Class M-9                                                                                                    0.00
                  Class M-10                                                                                                   0.00
                  Class M-11                                                                                                   0.00


Swap Account:
         Net Swap Payment Due                                                                                                  0.00
         Net Swap Payment Paid                                                                                                 0.00
         Net Swap Receipt Due                                                                                            173,241.64

         Beginning Balance                                                                                                 1,000.00
         Additions to the Swap Account                                                                                   173,241.64
         Withdrawals from the Swap Account                                                                               173,241.64
         Ending Balance                                                                                                    1,000.00

         Basis Risk Reserve Fund Account:
         Beginning Balance                                                                                                 1,000.00
         Additions to the Basis Risk Reserve Fund                                                                              0.00
         Divident Earnings on the Basis Risk Reserve Fund                                                                      0.00
         Withdrawals from the Basis Risk Reserve Fund                                                                          0.00
         Ending Balance                                                                                                    1,000.00


         Basis Risk Reserve Carryover:
         Interest Carryover Amount Occured This Period
                  Class A-1                                                                                                    0.00
                  Class A-2                                                                                                    0.00
                  Class A-3                                                                                                    0.00
                  Class A-4                                                                                                    0.00
                  Class M-1                                                                                                    0.00
                  Class M-2                                                                                                    0.00
                  Class M-3                                                                                                    0.00
                  Class M-4                                                                                                    0.00
                  Class M-5                                                                                                    0.00
                  Class M-6                                                                                                    0.00
                  Class M-7                                                                                                    0.00
                  Class M-8                                                                                                    0.00
                  Class M-9                                                                                                    0.00
                  Class M-10                                                                                                   0.00
                  Class M-11                                                                                                   0.00

         Interest Carryover Amount Paid This Period
                  Class A-1                                                                                                    0.00
                  Class A-2                                                                                                    0.00
                  Class A-3                                                                                                    0.00
                  Class A-4                                                                                                    0.00
                  Class M-1                                                                                                    0.00
                  Class M-2                                                                                                    0.00
                  Class M-3                                                                                                    0.00
                  Class M-4                                                                                                    0.00
                  Class M-5                                                                                                    0.00
                  Class M-6                                                                                                    0.00
                  Class M-7                                                                                                    0.00
                  Class M-8                                                                                                    0.00
                  Class M-9                                                                                                    0.00
                  Class M-10                                                                                                   0.00
                  Class M-11                                                                                                   0.00

         Remaining Interest Carryover Amount
                  Class A-1                                                                                                    0.00
                  Class A-2                                                                                                    0.00
                  Class M-1                                                                                                    0.00
                  Class A-3                                                                                                    0.00
                  Class A-4                                                                                                    0.00
                  Class M-2                                                                                                    0.00
                  Class M-3                                                                                                    0.00
                  Class M-4                                                                                                    0.00
                  Class M-5                                                                                                    0.00
                  Class M-6                                                                                                    0.00
                  Class M-7                                                                                                    0.00
                  Class M-8                                                                                                    0.00
                  Class M-9                                                                                                    0.00
                  Class M-10                                                                                                   0.00
                  Class M-11                                                                                                   0.00

         Non-Supported Interest Shortfall:

         Total Prepayment Interest Shortfall occured this distribution                                                         0.00

         Prepayment Interest Shortfall Allocated to Class A-1                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class A-2                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class A-3                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class A-4                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class M-1                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class M-2                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class M-3                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class M-4                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class M-5                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class M-6                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class M-7                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class M-8                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class M-9                                                                  0.00
         Prepayment Interest Shortfall Allocated to Class M-10                                                                 0.00
         Prepayment Interest Shortfall Allocated to Class M-11                                                                 0.00
         Prepayment Interest Shortfall Allocated to Class C                                                                    0.00

         Total Relief Act Interest Shortfall occured this distribution                                                         0.00

         Relief Act Interest Shortfall Allocated to Class A-1                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class A-2                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class A-3                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class A-4                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class M-1                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class M-2                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class M-3                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class M-4                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class M-5                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class M-6                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class M-7                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class M-8                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class M-9                                                                  0.00
         Relief Act Interest Shortfall Allocated to Class M-10                                                                 0.00
         Relief Act Interest Shortfall Allocated to Class M-11                                                                 0.00
         Relief Act Interest Shortfall Allocated to Class C                                                                    0.00

         Available Net Funds Cap to Libor Certificates                                                                     7.336094

         One-Month LIBOR for Such Distribution Date                                                                        4.818130

         LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
                  Class A-1                                                                                                5.048130
                  Class A-2                                                                                                4.888130
                  Class A-3                                                                                                5.008130
                  Class A-4                                                                                                5.108130
                  Class M-1                                                                                                5.208130
                  Class M-2                                                                                                5.238130
                  Class M-3                                                                                                5.248130
                  Class M-4                                                                                                5.338130
                  Class M-5                                                                                                5.378130
                  Class M-6                                                                                                5.488130
                  Class M-7                                                                                                6.068130
                  Class M-8                                                                                                6.268130
                  Class M-9                                                                                                7.168130
                  Class M-10                                                                                               7.318130
                  Class M-11                                                                                               7.318130
         Deferred Amounts Detail:
         (Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
         Deferred Amount with respect to such Distribution Date
                  Class M-1                                                                                                    0.00
                  Class M-2                                                                                                    0.00
                  Class M-3                                                                                                    0.00
                  Class M-4                                                                                                    0.00
                  Class M-5                                                                                                    0.00
                  Class M-6                                                                                                    0.00
                  Class M-7                                                                                                    0.00
                  Class M-8                                                                                                    0.00
                  Class M-9                                                                                                    0.00
                  Class M-10                                                                                                   0.00
                  Class M-11                                                                                                   0.00

         Deferred Amount Paid This Period                                                                                      0.00
                  Class M-1                                                                                                    0.00
                  Class M-2                                                                                                    0.00
                  Class M-3                                                                                                    0.00
                  Class M-4                                                                                                    0.00
                  Class M-5                                                                                                    0.00
                  Class M-6                                                                                                    0.00
                  Class M-7                                                                                                    0.00
                  Class M-8                                                                                                    0.00
                  Class M-9                                                                                                    0.00
                  Class M-10                                                                                                   0.00
                  Class M-11                                                                                                   0.00

         Deferred Amount Occured This Period                                                                                   0.00
                  Class M-1                                                                                                    0.00
                  Class M-2                                                                                                    0.00
                  Class M-3                                                                                                    0.00
                  Class M-4                                                                                                    0.00
                  Class M-5                                                                                                    0.00
                  Class M-6                                                                                                    0.00
                  Class M-7                                                                                                    0.00
                  Class M-8                                                                                                    0.00
                  Class M-9                                                                                                    0.00
                  Class M-10                                                                                                   0.00
                  Class M-11                                                                                                   0.00

         Remaining Deferred Amount
                  Class M-1                                                                                                    0.00
                  Class M-2                                                                                                    0.00
                  Class M-3                                                                                                    0.00
                  Class M-4                                                                                                    0.00
                  Class M-5                                                                                                    0.00
                  Class M-6                                                                                                    0.00
                  Class M-7                                                                                                    0.00
                  Class M-8                                                                                                    0.00
                  Class M-9                                                                                                    0.00
                  Class M-10                                                                                                   0.00
                  Class M-11                                                                                                   0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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